SUBSEQUENT EVENTS	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before unaudited condensed financial statements are issued, the Company has evaluated all events or transactions that occurred through the date the unaudited condensed financial statements were available to issue. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

NOTE 10. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred through the date the audited financial statements were available to issue. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

CADV Ventures S.A [Member]
SUBSEQUENT EVENTS

12. Subsequent Events

An Exchange Agreement was entered into on January 06, 2026 which allowed Clomar to acquire 100% of the issued and outstanding shares of the Company, by issuing shares of its own common stock to Kogom. Upon closing, Kogom owned 99.9% of the issued and outstanding common stock of Clomar, and Clomar became the sole shareholder of the Company. Please refer to Note 1a for details.

At the same date, Kogom entered into a Transfer agreement with the Transferee to transfer 99.9% shares of Clomar to the Transferee. Upon closing of this transaction, the Transferee, Shang Ju Lin, became the ultimate controlling shareholder of the Company. Please refer to Note 1a for details.

On April 23, 2026, Miluna, Kukugan and the Company entered into a BCA. Pursuant to the BCA, Kukugan will merge with and into Miluna, with Miluna continuing as the surviving company, and following the Merger, Miluna will be renamed PubCo. As a result of the Merger, CADV will become a wholly-owned subsidiary of PubCo. At the closing of the business combination, all issued and outstanding ordinary shares of Parent will be cancelled and converted into the right of the shareholders of Parent to receive newly issued PubCo ordinary shares. The Merger will be accounted for as a reverse recapitalization accordance with U.S. GAAP. Kukugan will be treated as the accounting acquirer and Miluna as the accounting acquiree.

The Company has evaluated subsequent events through the date of issuance of this financial statements, which was through May 14, 2026, and noted that there are no other material subsequent events.

Kukugan Invest [Member]
SUBSEQUENT EVENTS

5. SUBSEQUENT EVENTS

Subsequent to the balance sheet date, shareholder of the Company was undergoing a reorganization with the CADV as described in Note 1. Additionally, on April 23, 2026, the Company entered into a Business Combination Agreement with Miluna Acquisition Corp and CADV Ventures S.A., the details of which are described in Note 1. The Company has assessed all events occurred from December 31, 2025, up through May 14, 2026, which is the date that these financial statements are available to be issued. Except as disclosed elsewhere in this report, there are no material subsequent events that require disclosure in these financial statements.

12. Subsequent Events

The Company has evaluated subsequent events through the date of issuance of this financial statements, which was through July 28, 2026, and noted that there are no material subsequent events.